Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 47,755	$ 30,202
Cash held in reserve	5,690	24,703
Amount deposited in reserve	5,690
Right of use asset	$ 41,646	$ 40,278